FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [line Items]
Direct Credits (Without Interest) Classification into Groups and Allowance for each Types of Loans
The following is a summary of the direct credits (without interest) classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

	2023				2022
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	65,012,678	4,076,777	–	69,089,455	66,885,472	6,848,298	–	73,733,770
Past due but not impaired	937,720	693,084	–	1,630,804	804,155	691,215	–	1,495,370
Impaired	–	–	6,100,142	6,100,142	–	–	6,439,760	6,439,760
Gross	65,950,398	4,769,861	6,100,142	76,820,401	67,689,627	7,539,513	6,439,760	81,668,900
Less: Allowance for loan losses	489,706	394,868	2,330,978	3,215,552	503,651	489,381	2,260,569	3,253,601
Total, net	65,460,692	4,374,993	3,769,164	73,604,849	67,185,976	7,050,132	4,179,191	78,415,299

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,590,194	2,952,908	–	21,543,102	18,213,711	2,747,557	–	20,961,268
Past due but not impaired	559,877	605,193	–	1,165,070	426,722	459,525	–	886,247
Impaired	–	–	1,468,747	1,468,747	–	–	1,388,060	1,388,060
Gross	19,150,071	3,558,101	1,468,747	24,176,919	18,640,433	3,207,082	1,388,060	23,235,575
Less: Allowance for loan losses	54,102	121,257	785,261	960,620	83,536	126,834	757,778	968,148
Total, net	19,095,969	3,436,844	683,486	23,216,299	18,556,897	3,080,248	630,282	22,267,427

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	15,728,517	3,862,859	–	19,591,376	13,128,339	6,452,839	–	19,581,178
Past due but not impaired	264,477	767,325	–	1,031,802	236,253	813,423	–	1,049,676
Impaired	–	–	1,802,572	1,802,572	–	–	1,741,439	1,741,439
Gross	15,992,994	4,630,184	1,802,572	22,425,750	13,364,592	7,266,262	1,741,439	22,372,293
Less: Allowance for loan losses	347,783	431,278	1,288,068	2,067,129	315,837	540,906	1,113,145	1,969,888
Total, net	15,645,211	4,198,906	514,504	20,358,621	13,048,755	6,725,356	628,294	20,402,405

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	14,934,631	2,827,796	–	17,762,427	15,136,571	3,029,538	–	18,166,109
Past due but not impaired	261,414	489,658	–	751,072	205,944	442,066	–	648,010
Impaired	–	–	1,546,685	1,546,685	–	–	1,099,382	1,099,382
Gross	15,196,045	3,317,454	1,546,685	20,060,184	15,342,515	3,471,604	1,099,382	19,913,501
Less: Allowance for loan losses	285,091	435,151	1,314,373	2,034,615	300,321	439,572	940,872	1,680,765
Total, net	14,910,954	2,882,303	232,312	18,025,569	15,042,194	3,032,032	158,510	18,232,736

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	116,289,508	16,275,600	10,918,146	143,483,254	115,037,167	21,484,461	10,668,641	147,190,269
Total allowance for loan losses, Note 7(a)	1,176,682	1,382,554	5,718,680	8,277,916	1,203,345	1,596,693	5,072,364	7,872,402
Total net direct loans	115,112,826	14,893,046	5,199,466	135,205,338	113,833,822	19,887,768	5,596,277	139,317,867

Renegotiated Loans, Refinanced Loans and Expected Loss
As of December 31, 2023 and 2022, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2023		2022
	Refinanced loans	Expected loss	Refinanced loans	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	56,439	1,445	67,619	702
Stage 2	41,380	5,984	23,157	1,698
Stage 3	2,288,349	1,018,911	1,999,383	863,751
Total	2,386,168	1,026,340	2,090,159	866,151

	2023		2022
	Renegotiated loans	Expected loss	Renegotiated loans	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	4,093,815	36,800	5,137,915	60,660
Stage 2	1,536,104	146,087	2,544,631	211,866
Stage 3	1,366,287	877,839	2,023,938	1,268,559
Total	6,996,206	1,060,726	9,706,484	1,541,085

Impaired Loans, Fair Value of Collateral and Allowance of Loan Losses
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2023					2022
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	6,100,142	1,468,747	1,802,572	1,546,685	10,918,146	6,439,760	1,388,060	1,741,439	1,099,382	10,668,641
Fair value of collateral	5,013,453	1,257,251	347,343	370,790	6,988,837	5,646,832	1,204,144	440,715	279,380	7,571,071
Allowance for loan losses	2,330,978	785,261	1,288,068	1,314,373	5,718,680	2,260,569	757,778	1,113,145	940,872	5,072,364

Overdue Loans under IFRS 7
The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2023						2022
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	127,986,359	–	–	-	127,986,359	-	132,442,147	–	–	178	132,442,325	178
Past due but not impaired	–	–	4,067,581	511,167	4,578,748	4,578,747	-	–	3,504,999	574,304	4,079,303	4,079,304
Impaired debt	–	4,303,046	993,101	5,622,000	10,918,147	6,615,101	–	4,461,962	827,340	5,379,339	10,668,641	6,206,680
Total	127,986,359	4,303,046	5,060,682	6,133,167	143,483,254	11,193,848	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269	10,286,161

Classification of Direct Loans by Banking and Maturity
The classification of direct loans by type of loan and type of maturity is shown below:

	2023					2022
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	69,089,494	2,901,367	1,662,457	3,167,083	76,820,401	73,733,752	3,115,029	1,496,743	3,323,376	81,668,900
Residential mortgage loans	21,543,101	484,375	1,405,344	744,099	24,176,919	20,961,268	506,639	1,076,953	690,715	23,235,575
Microbusiness loans	19,591,337	333,213	978,265	1,522,935	22,425,750	19,581,019	365,265	950,477	1,475,532	22,372,293
Consumer loans	17,762,427	584,091	1,014,616	699,050	20,060,184	18,166,108	475,029	808,166	464,198	19,913,501
Total	127,986,359	4,303,046	5,060,682	6,133,167	143,483,254	132,442,147	4,461,962	4,332,339	5,953,821	147,190,269

Carrying Amount of Allowances for Direct and Indirect Loans Losses and its Estimation
The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios: base, optimistic and pessimistic.

	2023	2022
	S/(000)	S/(000)

Carrying amount	8,645,945	8,530,986

Scenarios:
Optimistic	8,617,203	8,457,825
Base	8,654,612	8,517,295
Pessimistic	8,712,061	8,631,531

Risk Rating Analysis of Investments
The following table shows the analysis of the risk-rating of the investments at fair value through profit or loss, at fair value through other comprehensive income and amortized cost provided by the institutions referred to above:

	2023		2022
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	–	–	242,679	0.5
AA- a AA+	–	–	311,810	0.7
A- to A+	65,360	0.1	1,931,461	4.3
BBB- to BBB+	22,584,226	43.3	18,828,927	41.5
BB- to BB+	657,658	1.3	454,480	1.0
Lower and equal to +B	132,148	0.3	–	–
Unrated:
BCRP certificates of deposit	11,127,919	21.3	7,019,479	15.5
Listed and unlisted securities	312,648	0.6	344,842	0.8
Restricted mutual funds	334,162	0.6	351,317	0.8
Investment funds	651,307	1.2	628,476	1.4
Mutual funds	1,824	–	76,111	0.2
Hedge funds	–	–	–	–
Other instruments	242,310	0.5	237,174	0.5
Subtotal	36,109,562	69.2	30,426,756	67.2

	2023		2022
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	1,007,270	1.9	2,313,750	5.1
AA- a AA+	2,447,819	4.7	1,201,340	2.6
A- to A+	2,709,151	5.2	1,356,963	3.0
BBB- to BBB+	4,273,210	8.2	4,322,363	9.5
BB- to BB+	2,045,242	3.9	2,790,835	6.1
Lower and equal to +B	673,757	1.3	132,760	0.3
Unrated:
Listed and unlisted securities	60,877	0.1	34,182	0.1
Mutual funds	1,104,724	2.1	1,505,939	3.3
Participations of RAL funds	145,414	0.3	167,781	0.4
Investment funds	547,719	1.0	257,098	0.6
Hedge funds	291	–	280	-
Other instruments	1,090,492	2.1	921,177	1.8
Subtotal	16,105,966	30.8	15,004,468	32.8
Total	52,215,528	100.0	45,431,224	100.0

Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2023 and 2022, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2023					2022
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Perú	192,666	–	23,642,580	10,935,252	34,770,498	–	–	24,157,868	7,019,479	31,177,347
Financial services	3,409,897	73,182	14,499,904	3,900,949	21,883,932	3,866,108	312,993	14,507,901	4,311,513	22,998,515
Commerce	5,969	29	24,611,067	1,007,029	25,624,094	17,992	28	26,448,551	1,412,625	27,879,196
Manufacturing	195,981	78	22,857,640	1,925,973	24,979,672	139,321	35,435	23,541,034	1,697,174	25,412,964
Government and public administration	1,713,104	241,294	9,808,792	12,068,576	23,831,766	826,279	207	10,318,450	9,547,356	20,692,292
Mortgage loans	–	–	23,395,049	–	23,395,049	–	–	22,381,290	–	22,381,290
Consumer loans	–	–	18,457,100	–	18,457,100	–	–	18,740,588	–	18,740,588
Real estate and leasing	67,209	–	8,989,709	3,248	9,060,166	68,797	–	10,088,768	15,074	10,172,639
Communications, storage and transportation	69,371	495,995	8,592,952	957,512	10,115,830	55,499	270,906	6,495,988	1,096,852	7,919,245
Community services	–	–	6,463,322	–	6,463,322	–	–	6,500,918	–	6,500,918
Electricity, gas and water	134,229	83	4,642,005	4,056,334	8,832,651	180,772	107,161	4,884,840	3,250,100	8,422,873
Construction	3,336	–	3,284,049	415,280	3,702,665	12,899	–	3,633,858	384,521	4,031,278
Agriculture	3,699	–	4,569,647	15,808	4,589,154	485	–	4,867,488	20,942	4,888,915
Mining	9,399	–	3,755,224	155,708	3,920,331	6,323	–	3,883,227	149,861	4,039,411
Education, health and others	113,028	271	1,490,560	814,761	2,418,620	89,033	42,071	1,631,340	853,292	2,615,736
Hotels and restaurants	–	–	2,480,313	–	2,480,313	–	–	2,736,252	–	2,736,252
Insurance	5,138	–	88,947	193	94,278	1,363	–	1,003,613	4,542	1,009,518
Fishing	139	–	658,316	–	658,455	506	–	578,526	–	579,032
Others	47,159	–	2,426,485	787,317	3,260,961	412,683	–	2,531,987	1,022,830	3,967,500
Total	5,970,324	810,932	184,713,661	37,043,940	228,538,857	5,678,060	768,801	188,932,487	30,786,161	226,165,509

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

Financial Assets Subject to Offsetting
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2023
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	987,663	987,663	(234,550)	(139,833)	613,280
Cash collateral, reverse repurchase agreements and securities borrowing	1,410,647	1,410,647	–	(16,924)	1,393,723
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,533,959	6,533,959	(5,496,964)	–	1,036,995
Total	8,932,269	8,932,269	(5,731,514)	(156,757)	3,043,998

	2022
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,500,335	1,500,335	(285,850)	(145,945)	1,068,540
Cash collateral, reverse repurchase agreements and securities borrowing	1,101,856	1,101,856	–	(224,947)	876,909
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	3,540,528	3,540,528	(3,062,627)	–	477,901
Total	6,142,719	6,142,719	(3,348,477)	(370,892)	2,423,350

Financial Liabilities Subject to Offsetting
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2023
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	891,999	891,999	(234,550)	(170,998)	486,451
Payables on repurchase agreements and securites lending	10,168,427	10,168,427	(7,566,773)	(607,639)	1,994,015
Total	11,060,426	11,060,426	(7,801,323)	(778,637)	2,480,466

	2022
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,367,274	1,367,274	(285,850)	(184,378)	897,046
Payables on repurchase agreements and securites lending	12,966,725	12,966,725	(10,655,534)	(649,769)	1,661,422
Total	14,333,999	14,333,999	(10,941,384)	(834,147)	2,558,468

Schedule of VAR by Risk Type
As of December 31, 2023 and 2022, the Group’s VaR by risk type is as follows:

	2023	2022
	S/(000)	S/(000)

Interest rate risk	29,399	74,343
Price risk	5,291	5,219
Volatility risk	20	2,032
Diversification effect	(5,850)	(7,347)
Consolidated VaR by type of risk	28,860	74,247

Results of Sensitivity Analysis Regarding Changes in Interest Rates
The results of the sensitivity analysis regarding changes in interest rates as of December 31, 2023 and December 31, 2022 are presented below:

2023
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	15,052	-/+	511,851
Soles	+/-	75	+/-	22,578	-/+	767,776
Soles	+/-	100	+/-	30,104	-/+	1,023,702
Soles	+/-	150	+/-	45,156	-/+	1,535,553
U.S. Dollar	+/-	50	+/-	48,060	+/-	119,342
U.S. Dollar	+/-	75	+/-	72,090	+/-	179,013
U.S. Dollar	+/-	100	+/-	96,120	+/-	238,684
U.S. Dollar	+/-	150	+/-	144,180	+/-	358,026

2022
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	-/+	39,920	-/+	345,530
Soles	+/-	75	-/+	59,880	-/+	518,295
Soles	+/-	100	-/+	79,840	-/+	691,060
Soles	+/-	150	-/+	119,760	-/+	1,036,590
U.S. Dollar	+/-	50	+/-	103,546	+/-	306,792
U.S. Dollar	+/-	75	+/-	155,319	+/-	460,188
U.S. Dollar	+/-	100	+/-	207,092	+/-	613,584
U.S. Dollar	+/-	150	+/-	310,638	+/-	920,375

Information about Assets and Liabilities by Currencies
Transactions in foreign currency are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2023 and 2022, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2023			2022
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	77,387,709	495,553	77,883,262	77,853,626	364,108	78,217,734
Total monetary liabilities	(79,779,686)	(102,500)	(79,882,186)	(79,016,765)	(217,568)	(79,234,333)
	(2,391,977)	393,053	(1,998,924)	(1,163,139)	146,540	(1,016,599)

Total position in currency derivatives	2,622,188	(369,458)	2,252,730	353,166	(127,382)	225,784

Hedging a foreign investment (*)	–	–	–	872,750	–	872,750

Total monetary position with effect on income	230,211	23,595	253,806	62,777	19,158	81,935

Total monetary position with effect on equity	904,434	2,204,984	3,109,418	785,030	1,872,697	2,657,727

Net monetary position	1,134,645	2,228,579	3,363,224	847,807	1,891,855	2,739,662

(*) As of December 31, 2023 the accounting hedge of net investment abroad was revoked, where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 15(a)(iii), was designated as cover our permanent investment in Atlantic Security Holding.

Sensitivity Analysis
The following is a sensitivity analysis of the foreign exchange position with an effect on the consolidated statement of income:

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	10,962	2,989
Soles in relation to U.S. Dollar	10	20,928	5,707

Appreciation -
Soles in relation to U.S. Dollar	5	(12,116)	(3,304)
Soles in relation to U.S. Dollar	10	(25,579)	(6,975)

The following is the sensitivity analysis of the foreign exchange position with effect in other comprehensive income, being the main currencies of  exposure: U.S. Dollar, Boliviano,Colombian Peso and Chilean Peso. This analysis is shown as of December 31, 2023 and 2022:
Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	43,377	37,382
Soles in relation to U.S. Dollar	10	82,812	71,366

Appreciation -
Soles in relation to U.S. Dollar	5	(47,944)	(41,317)
Soles in relation to U.S. Dollar	10	(101,214)	(87,226)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Boliviano	5	40,969	45,462
Soles in relation to Boliviano	10	78,214	86,791

Appreciation -
Soles in relation to Boliviano	5	(45,282)	(50,247)
Soles in relation to Boliviano	10	(95,595)	(106,078)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Peso Colombiano	5	45,804	26,984
Soles in relation to Peso Colombiano	10	87,444	51,515

Appreciation -
Soles in relation to Peso Colombiano	5	(50,626)	(29,825)
Soles in relation to Peso Colombiano	10	(106,876)	(62,963)

Currency rate sensibility	Change in currency rates	2023	2022
	%	S/000	S/000

Depreciation -
Soles in relation to Peso Chileno	5	18,136	16,571
Soles in relation to Peso Chileno	10	34,624	31,636

Appreciation -
Soles in relation to Peso Chileno	5	(20,046)	(18,316)
Soles in relation to Peso Chileno	10	(42,318)	(38,667)

Cash Flows Associated with Remaining Contractual Maturities
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2023						2022
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	38,552,719	26,270,643	60,976,000	92,329,896	47,960,945	266,090,203	51,659,698	29,779,019	55,988,081	81,860,492	45,784,016	265,071,306

Financial liabilities by type -
Deposits and obligations	42,289,107	18,369,890	26,491,876	55,511,772	9,275,728	151,938,373	37,822,104	13,802,039	25,833,124	64,047,112	8,546,334	150,050,713
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	6,048,623	2,581,452	5,994,505	5,749,977	3,901,739	24,276,296	4,359,993	2,368,114	6,525,912	7,913,422	10,387,277	31,554,718
Financial liabilities designated at fair value through profit or loss	641,915	–	–	–	–	641,915	191,010	–	–	–	–	191,010
Bonds and notes issued	214,609	188,158	5,624,264	7,492,224	579,266	14,098,521	217,504	171,471	3,357,173	13,402,553	374,935	17,523,636
Lease liabilities	30,710	33,118	89,984	256,960	102,344	513,116	32,390	35,637	105,931	314,714	129,445	618,117
Other liabilities	3,646,610	358,303	241,182	8,484	1,636,332	5,890,911	3,885,942	217,108	249,763	7,654	1,649,079	6,009,546
Total liabilities	52,871,574	21,530,921	38,441,811	69,019,417	15,495,409	197,359,132	46,508,943	16,594,369	36,071,903	85,685,455	21,087,070	205,947,740

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	961,788	1,059,625	3,153,643	1,394,394	30,653	6,600,103	1,451,819	1,931,304	972,276	876,270	384,857	5,616,526
Contractual amounts payable (outflows)	939,961	1,053,036	3,185,326	1,329,268	28,899	6,536,490	1,454,360	1,932,240	977,394	840,215	334,500	5,538,709
Total liabilities	21,827	6,589	(31,683)	65,126	1,754	63,613	(2,541)	(936)	(5,118)	36,055	50,357	77,817

Estimates of Accumulated Claims Incurred
The following table shows the estimates of accumulated claims incurred as of December 31, 2023:

	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,397,461	963,490	1,039,516	1,628,377	1,154,065	1,450,470	1,538,564	2,000,372	1,687,397	1,724,774	14,584,486
1 year later	1,027	3,453	3,475	1,693	6,872	9,523	38,655	137,774	317,513	614,260	1,134,245
2 years later	129	577	3,441	4,265	8,398	5,701	13,276	71,537	197,750	191,387	496,461
3 years later	–	53	505	3,902	4,665	2,263	5,093	22,757	89,213	99,775	228,226
4 years later	–	–	81	278	3,148	4,684	2,712	7,511	24,184	44,274	86,872
5 years later	–	–	–	28	262	4,008	5,379	2,762	7,492	15,491	35,422
6 years later	–	–	–	–	40	438	4,331	7,395	2,405	4,663	19,272
7 years later	–	–	–	–	–	93	358	5,953	6,962	6,197	19,563
8 years later	–	–	–	–	–	–	42	66	4,639	9,695	14,442
9 years later	–	–	–	–	–	–	–	29	356	1,648	2,033
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence.	1,398,617	967,573	1,047,018	1,638,543	1,177,450	1,477,180	1,608,410	2,256,156	2,337,911	2,712,164	16,621,022
Liabilities / Gross Obligations accumulated by claims	3,672	6,335	8,955	13,396	30,289	34,361	81,747	321,842	839,516	1,421,449	2,761,562
Discount event	(527)	(775)	(1,207)	(1,687)	(2,890)	(3,597)	(7,361)	(27,666)	(64,783)	(83,109)	(193,602)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	21,590	21,590
Gross LIC of the Temporary Regime and Definitive Regime	3,145	5,560	7,748	11,709	27,399	30,764	74,386	294,176	774,733	1,359,929	2,589,549
Gross provision for incurred claims.	6,290	11,120	15,496	23,418	54,798	61,528	148,772	588,352	1,549,466	2,719,859	5,179,099

The following table shows the estimates of accumulated claims incurred as of December 31, 2022:

	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,141,142	800,436	998,136	1,073,982	1,698,250	1,193,707	1,433,243	1,538,374	1,828,421	2,034,760	13,740,451
1 year later	–	2,967	2,876	1,752	6,463	7,683	24,014	88,496	203,932	334,135	672,318
2 years later	–	–	2,797	3,113	8,586	4,570	14,697	63,339	168,287	186,582	451,971
3 years later	–	–	–	2,578	4,092	2,842	4,127	29,408	94,517	77,225	214,789
4 years later	–	–	–	–	3,178	3,085	2,408	6,004	44,507	41,660	100,842
5 years later	–	–	–	–	–	3,207	3,298	3,340	9,036	19,976	38,857
6 years later	–	–	–	–	–	–	2,041	4,258	4,259	9,282	19,840
7 years later	–	–	–	–	–	–	–	1,888	5,650	2,918	10,456
8 years later	–	–	–	–	–	–	–	–	2,022	6,941	8,963
9 years later	–	–	–	–	–	–	–	–	–	6,312	6,312
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence.	1,141,142	803,403	1,003,809	1,081,425	1,720,569	1,215,094	1,483,828	1,735,107	2,360,631	2,719,791	15,264,799
Liabilities / Gross Obligations accumulated by claims	2,043	6,503	6,723	10,070	31,556	27,675	77,292	244,120	675,107	1,485,336	2,566,425
Discount event	(293)	(580)	(740)	(1,101)	(2,256)	(2,051)	(6,629)	(19,828)	(49,865)	(90,322)	(173,665)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	13,478	13,478
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	–
Gross provision for incurred claims.	1,750	5,923	5,983	8,969	29,300	25,624	70,663	224,292	625,242	1,408,492	2,406,238

Analysis of Financial Instruments Measured at Fair Value by Level in Fair Value Hierarchy
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2023				2022
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		–	230,818	–	230,818	–	410,439	–	410,439
Interest rate swaps		–	384,238	–	384,238	–	467,140	–	467,140
Foreign currency forwards		–	334,562	–	334,562	–	500,348	–	500,348
Cross currency swaps		–	35,754	–	35,754	–	98,656	–	98,656
Foreign exchange options		–	1,104	–	1,104	–	1,349	–	1,349
Futures		–	1,187	–	1,187	–	794	–	794
	12(c)	–	987,663	–	987,663	–	1,478,726	–	1,478,726

Investments at fair value through profit or loss	6(a)	2,983,312	919,499	1,079,850	4,982,661	2,619,090	608,714	971,530	4,199,334
Financial assets at fair value through profit or loss		810,582	350	–	810,932	768,187	614	–	768,801

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		6,176,329	7,139,979	68,842	13,385,150	6,103,452	6,874,613	–	12,978,065
Government treasury bonds		9,722,319	867,883	–	10,590,202	7,917,699	768,441	–	8,686,140
Certificates of deposit BCRP		–	10,935,253	–	10,935,253	–	7,019,479	–	7,019,479
Negotiable certificates of deposit		–	482,047	–	482,047	–	607,218	–	607,218
Securitization instruments		–	683,930	–	683,930	–	673,836	–	673,836
Subordinated bonds		71,590	209,349	–	280,939	176,712	186,714	–	363,426
Other instruments		–	297,220	54,397	351,617	–	121,642	–	121,642
Equity instruments		147,681	173,253	13,868	334,802	159,240	160,738	16,377	336,355
	6(b)	16,117,919	20,788,914	137,107	37,043,940	14,357,103	16,412,681	16,377	30,786,161

Total financial assets		19,911,813	22,696,426	1,216,957	43,825,196	17,744,380	18,500,735	987,907	37,233,022

Financial liabilities
Derivatives financial instruments:
Currency swaps		–	429,365	–	429,365	–	749,420	–	749,420
Foreign currency forwards		–	205,341	–	205,341	–	288,857	–	288,857
Interest rate swaps		–	205,112	–	205,112	–	278,385	–	278,385
Cross currency swaps		–	46,561	–	46,561	–	24,385	–	24,385
Foreign exchange options		–	4,002	–	4,002	–	3,168	–	3,168
Futures		–	1,618	–	1,618	–	1,450	–	1,450
	12(c)	–	891,999	–	891,999	–	1,345,665	–	1,345,665
Financial liabilities at fair value through profit or loss		–	641,915	–	641,915	–	191,010	–	191,010

Total financial liabilities		–	1,533,914	–	1,533,914	–	1,536,675	–	1,536,675

Carrying Amounts and Fair Values of Financial Instruments which are not Measured at Fair Value
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2023					2022
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	33,930,948	–	33,930,948	33,930,948	–	34,183,840	–	34,183,840	34,183,840
Cash collateral, reverse repurchase agreements and securities borrowing	–	1,410,647	–	1,410,647	1,410,647	–	1,101,856	–	1,101,856	1,101,856
Investments at amortized cost	9,338,213	362,100	–	9,700,313	10,188,927	8,849,683	292,335	–	9,142,018	10,445,729
Loans, net	–	136,698,135	–	136,698,135	136,698,135	–	140,753,972	–	140,753,972	140,753,972
Due from customers on banker’s acceptances	–	412,401	–	412,401	412,401	–	699,678	–	699,678	699,678
Reinsurance contract assets	–	872,046	–	872,046	872,046	–	744,008	–	744,008	744,008
Other assets	–	3,593,296	–	3,593,296	3,593,296	–	1,747,412	–	1,747,412	1,747,412
Total	9,338,213	177,279,573	–	186,617,786	187,106,400	8,849,683	179,523,101	–	188,372,784	189,676,495

Liabilities
Deposits and obligations	–	147,704,994	–	147,704,994	147,704,994	–	147,020,787	–	147,020,787	147,020,787
Payables on repurchase agreements and securities lending	–	10,168,427	–	10,168,427	10,168,427	–	12,966,725	–	12,966,725	12,966,725
Due to Banks and correspondents and other entities	–	12,308,392	–	12,308,392	12,278,681	–	9,012,529	–	9,012,529	8,937,411
Due from customers on banker’s acceptances	–	412,401	–	412,401	412,401	–	699,678	–	699,678	699,678
Lease liabilities	–	512,579	–	512,579	512,579	–	578,074	–	578,074	578,074
Bond and notes issued	–	14,742,600	–	14,742,600	14,594,785	–	16,610,504	–	16,610,504	17,007,194
Insurance contract liability	–	12,318,133	–	12,318,133	12,318,133	–	11,154,008	–	11,154,008	11,154,008
Other liabilities	–	4,586,511	–	4,586,511	4,586,511	–	3,964,203	–	3,964,203	3,964,203
Total	–	202,754,037	–	202,754,037	202,576,511	–	202,006,508	–	202,006,508	202,328,080

Value of Net Assets under Administration of Balance Sheet
As of December 31, 2023 and 2022, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2023	2022

Investment funds and mutual funds	55,773	69,264
Pension funds	36,867	30,596
Equity managed	35,016	35,062
Bank trusts	3,949	4,269
Total	131,605	139,191

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2023 and 2022 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2023					2022
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America:
Peru	1,601,757	1,333	163,235,790	25,099,606	189,938,486	1,257,305	328	167,378,965	19,370,001	188,006,599
Bolivia	550,271	–	11,609,164	861,246	13,020,681	588,484	–	10,808,527	747,078	12,144,089
United States of America	736,813	258	2,464,455	7,260,134	10,461,660	839,762	450,160	1,799,795	7,332,491	10,422,208
Colombia	1,692,862	–	3,939,155	796,126	6,428,143	894,043	6,359	4,073,211	688,313	5,661,926
Chile	310,247	–	1,629,984	590,346	2,530,577	622,346	–	2,287,020	652,915	3,562,281
Brazil	11,837	–	121,301	168,426	301,564	3,091	–	1,123,155	194,138	1,320,384
Mexico	14,040	–	195,420	396,581	606,041	16,561	40,811	132,132	385,631	575,135
Panama	4,166	–	389,002	68,364	461,532	383	–	402,303	47,551	450,237
Canada	31,772	–	29,760	92,571	154,103	38,413	–	34,449	103,661	176,523
Europe:
France	168,648	–	9,569	136,787	315,004	163,577	7,584	28,841	152,041	352,043
Luxembourg	617,676	–	7,020	–	624,696	1,038,393	–	7,020	–	1,045,413
United Kingdom	64,738	–	53,576	266,628	384,942	93,717	1,978	16,017	193,810	305,522
Spain	23,356	–	14,721	198,504	236,581	–	–	88,723	28,840	117,563
Switzerland	4,705	–	166	32,121	36,992	4	–	175	82,129	82,308
Netherlands	–	–	2,247	40,112	42,359	–	–	31,483	39,038	70,521
Others in Europe	74,709	–	293,096	92,726	460,531	80,611	10,126	51,758	136,207	278,702
Others	62,727	809,341	719,235	943,662	2,534,965	41,370	251,455	668,913	632,317	1,594,055
Total	5,970,324	810,932	184,713,661	37,043,940	228,538,857	5,678,060	768,801	188,932,487	30,786,161	226,165,509

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

Market Price Change Risk [Member]
Disclosure of financial risk management [line Items]
Results of Sensitivity Analysis Regarding Changes in Interest Rates
The market price sensitivity tests as of December 31, 2023, and December 31,  2022, are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2023	2022
	%	S/(000)	S/(000)

Equity securities	+/-10	33,480	32,649
Equity securities	+/-25	83,700	81,621
Equity securities	+/-30	100,440	97,946

Funds
Measured at fair value through profit or loss	Change in market prices	2023	2022
	%	S/(000)	S/(000)

Mutual funds	+/-10	108,747	157,932
Mutual funds	+/-25	271,867	394,831
Mutual funds	+/-30	326,241	473,797
Restricted mutual funds	+/-10	33,416	35,132
Restricted mutual funds	+/-25	83,541	87,829
Restricted mutual funds	+/-30	100,249	105,395
Participation in RAL funds	+/-10	14,541	16,778
Participation in RAL funds	+/-25	36,354	41,945
Participation in RAL funds	+/-30	43,624	50,334
Investment funds	+/-10	118,071	86,053
Investment funds	+/-25	295,178	215,133
Investment funds	+/-30	354,214	258,160
Hedge funds	+/-10	29	28
Hedge funds	+/-25	73	70
Hedge funds	+/-30	87	84
Exchange Trade Funds	+/-10	2,958	2,504
Exchange Trade Funds	+/-25	7,396	6,261
Exchange Trade Funds	+/-30	8,875	7,513

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2023
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	13,900,784	1,707,822	3,050,481	8,674,709	273,214	7,734,585	35,341,595
Investments	1,331,553	4,489,604	9,475,564	12,827,007	18,773,061	336,078	47,232,867
Loans, net	19,650,760	16,975,402	38,874,328	46,963,496	14,420,760	(186,611)	136,698,135
Financial assets designated at fair value through profit or loss	–	–	–	–	–	810,932	810,932
Reinsurance and insurance contract assets	872,046	–	–	–	–	–	872,046
Other assets (*)	143,214	7,053	31,753	–	–	2,381,135	2,563,155
Total assets	35,898,357	23,179,881	51,432,126	68,465,212	33,467,035	11,076,119	223,518,730

Liabilities
Deposits and obligations	40,740,255	16,793,946	22,762,047	57,611,088	8,418,281	1,379,377	147,704,994
Payables from repurchase agreements and securities lending	5,987,961	6,344,769	3,477,433	3,238,356	3,026,066	372,523	22,447,108
Insurance and reinsurance contract liability	116,515	178,525	496,768	1,862,006	6,822,694	2,841,625	12,318,133
Financial liabilities at fair value through profit or loss	–	–	–	–	–	641,915	641,915
Bonds and Notes issued	81,635	94,831	5,711,424	7,944,189	603,511	159,195	14,594,785
Other liabilities (*)	497,682	–	2,046	–	–	4,546,082	5,045,810
Equity	–	–	–	–	–	33,107,065	33,107,065
Total liabilities and equity	47,424,048	23,412,071	32,449,718	70,655,639	18,870,552	43,047,782	235,859,810

Off-balance-sheet accounts
Derivative financial assets	72,943	–	676,380	–	–	–	749,323
Derivative financial liabilities	630,109	401,730	54,849	1,936,331	–	–	3,023,019
	(557,166)	(401,730)	621,531	(1,936,331)	–	–	(2,273,696)
Marginal gap	(12,082,857)	(633,920)	19,603,939	(4,126,758)	14,596,483	(31,971,663)	(14,614,776)
Accumulated gap	(12,082,857)	(12,716,777)	6,887,162	2,760,404	17,356,887	(14,614,776)	–

(*) Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2022
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	15,413,219	1,339,844	2,635,747	8,875,620	184,437	6,836,829	35,285,696
Investment	6,177,458	2,548,155	3,088,999	10,793,965	18,286,282	337,031	41,231,890
Loans, net	18,513,077	20,548,048	38,917,974	46,932,699	15,367,868	474,306	140,753,972
Financial assets designated at fair value through profit or loss	–	–	–	–	–	768,801	768,801
Reinsurance and insurance contract assets	62,001	124,001	558,006	–	–	–	744,008
Other assets (*)	66,225	–	–	–	–	2,531,629	2,597,854
Total assets	40,231,980	24,560,048	45,200,726	66,602,284	33,838,587	10,948,596	221,382,221

Liabilities
Deposits and obligations	36,293,889	13,244,363	24,789,328	61,459,266	8,201,016	3,032,925	147,020,787
Payables from repurchase agreements and securities lending	2,919,374	2,193,017	5,582,701	7,368,172	3,160,922	679,950	21,904,136
Insurance and reinsurance contract liability	198,602	279,488	515,873	1,526,519	7,329,609	1,303,917	11,154,008
Financial liabilities at fair value through profit or loss	–	–	–	–	–	191,010	191,010
Bonds and Notes issued	48,301	73,546	3,186,038	13,330,687	357,352	11,270	17,007,194
Other liabilities (*)	540,778	72,584	2,854	–	–	4,072,451	4,688,667
Equity	–	–	–	–	–	29,595,213	29,595,213
Total liabilities and equity	40,000,944	15,862,998	34,076,794	83,684,644	19,048,899	38,886,736	231,561,015

Off-balance-sheet accounts
Derivative financial assets	171,485	830,415	450,835	931,208	–	–	2,383,943
Derivative financial liabilities	149,938	46,232	165,610	1,844,839	95,350	–	2,301,969
	21,547	784,183	285,225	(913,631)	(95,350)	–	81,974
Marginal gap	252,583	9,481,233	11,409,157	(17,995,991)	14,694,338	(27,938,140)	(10,096,820)
Accumulated gap	252,583	9,733,816	21,142,973	3,146,982	17,841,320	(10,096,820)	–

(*) Other assets and other liabilities only include financial accounts.